NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2024
Notes
NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 6-SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

	December 31,
	2024	2023

Provision for legal claims	128	128
Accrued administrative expenses (includes director fees in the amount of $5, for the years 2024 and 2023)	39	38
	167	166